OPERATING SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Continuing Operations [Member] USD ($)	Dec. 31, 2013 Continuing Operations [Member] CNY	Dec. 31, 2012 Continuing Operations [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] CNY	Dec. 31, 2013 Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Discontinued Operations [Member] CNY	Dec. 31, 2012 Discontinued Operations [Member] CNY	Dec. 31, 2011 Discontinued Operations [Member] CNY	Dec. 31, 2011 Sales Revenue, Goods, Net [Member] CNY	Dec. 31, 2011 Sales Revenue, Goods, Net [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Sales Revenue Services Net [Member] CNY	Dec. 31, 2011 Sales Revenue Services Net [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Unallocated [Member] CNY
Net revenue
Segment revenue from external customers				3,554,401										14,149	3,540,252		0	0
Inter-segment revenue				11,861										0	0		11,861	0
Revenues Including Inter Segment Revenues				3,566,262										14,149	3,540,252		11,861	0
Income / (loss) from operations				(132,442)										(126,549)	115,818		(38,939)	(82,772)
Interest expense	(2,763)	(16,727)	(26,743)	(20,152)										(865)	(19,287)		0	0
Interest income				14,928										188	14,740		0	0
Earnings / (loss) before income taxes and extraordinary item	4,875	29,515	54,546	(137,666)										(127,226)	111,271		(38,939)	(82,772)
Income tax expense	(140)	(849)	5,839	11,553	691	4,182	2,331	(1,317)	(831)	(5,031)	3,508	12,870		(2,378)	12,870		1,061	0
Significant non-cash items:
Depreciation and amortization				34,810										32,706	1,542		562	0
Provision for inventory write-down			1,570	63										0	63		0	0
Provision for doubtful accounts	416	2,520	0	2,325									2,186		139	0		0
Share-based compensation cost	8,309	50,299	65,944	66,723									0		0	0		66,723
Impairment loss of goodwill (note 8)				236,945									189,296		0		47,649	0
Segment assets				2,559,988									1,907,310		637,530		12,739	2,409
Total expenditures for additions to long-lived assets - Property and equipment				10,035									8,523		1,409		103	0
Total expenditures for additions to long-lived assets - Intangible assets				98,527									98,527		0		0	0
Total expenditures for additions to long-lived assets - Goodwill				61,509									61,509		0		0	0